Summary of Significant Accounting Policies (Details 2) - Debt Conversion Derivative [Member] - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2017
Schedule of Premium debt conversion derivative [Abstract]
Balance as of beginning of period	$ 308,395	$ 441,823	$ 462,174	$ 137,650
Value assigned to the underlying derivatives in connection with convertible promissory and short-term notes		128,525	218,052	342,486
Change in fair value of premium debt conversion derivatives	6,265	(108,174)	(371,831)	(17,962)
Balance as of end of period	$ 314,660	$ 462,174	$ 308,395	$ 462,174